Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 6,839	$ 2,459	$ 4,122
Deferred	(1,808)	(5,023)	1,650
Taxes on income (tax benefit), as reported in the statements of income	$ 5,031	$ (2,564)	$ 5,772